Cover	Aug. 25, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Bitmine Immersion Technologies, Inc. (the “Company”) is filing this Amendment No. 1 to its Current Report on Form 8-K originally filed with the Securities and Exchange Commission (the “SEC”) on August 25, 2025 (the “Original Report”) for the sole purpose of correcting a scrivener’s error contained in the press release attached as Exhibit 99.1 to the Original Report. A corrected Exhibit 99.1 is attached to this Current Report on Form 8-K/A as Exhibit 99.1.
Document Period End Date	Aug. 25, 2025
Entity File Number	001-42675
Entity Registrant Name	BITMINE IMMERSION TECHNOLOGIES, INC.
Entity Central Index Key	0001829311
Entity Tax Identification Number	84-3986354
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	10845 Griffith Peak Dr. #2
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89135
City Area Code	(404)
Local Phone Number	816-8240
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	BMNR
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false